Interim Consolidated Statement of Profit or Loss and Comprehensive Income (Unaudited)	6 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 SGD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares
Profit or loss [abstract]
Revenue	$ 6,428,419	$ 8,266,304	$ 5,034,080
Other income	2,700,712	3,472,845	357,647
Consumables, medical supplies and other related expenses	(1,579,505)	(2,031,086)	(1,049,281)
Employee benefit expenses	(4,345,202)	(5,587,495)	(2,847,542)
Depreciation expense	(1,599,879)	(2,057,284)	(351,469)
Rent expense	(3,461)	(4,450)	(120,000)
Other operating expense	(1,171,715)	(1,506,708)	(1,242,459)
Finance cost	(167,808)	(215,784)	(97,619)
Profit/(Loss) before tax	261,561	336,342	(316,643)
Income tax expense	(136,779)	(175,884)	(388)
Profit/(Loss) after tax	124,782	160,458	(317,031)
Foreign currency translation differences	248,434	425,335	(12,111)
Total comprehensive income/(loss) for the period	373,216	585,793	(329,142)
Profit/(loss) attributable to:
Owners of the Parent	209,476	269,328	(317,031)
Non-controlling interest	(84,694)	(108,870)
Profit/(loss) for the year	124,782	160,458	(317,031)
Total comprehensive income/(loss) attributable to:
Owners of the Parent	209,476	269,328	(317,031)
Translation difference	248,434	425,335	(12,111)
Comprehensive income/(loss) to parent	457,910	694,663	(329,142)
Non-controlling interest	(84,694)	(108,870)
Total comprehensive income/(loss) for the year	$ 373,216	$ 585,793	$ (329,142)
Earnings/(Loss) per ordinary share - basic | (per share)	$ 0.01	$ 0.01	$ (0.02)
Earnings/(Loss) per ordinary share - diluted | (per share)	$ 0.01	$ 0.01	$ (0.02)
Weighted average number of shares - basic	18,785,750	18,785,750	16,250,000
Weighted average number of shares - diluted	18,785,750	18,785,750	16,250,000